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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkins Capital, L.P.
Address: 600 Travis Street, Suite 6650
         Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell Hawkins
Title:   Manager
Phone:   713-395-9000

Signature, Place, and Date of Signing:

          /s/ Russell Hawkins       Houston, Texas           April 23, 2013
              [Signature]           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $906,875 (thousands)

List of Other Included Managers:

None

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 HWKIPLP                                03/31/2013

                          FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                                         VALUE    SHRS OR  SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGER    SOLE    SHARED NONE
ACE LIMITED                  Common          G0070K10    88,772    997,782 SH        Sole                   997,782
AON PLC                      Common          037389103  114,511  1,861,973 SH        Sole                 1,861,973
INTEL CORPORATION            Common          458140100   98,325  4,500,000 SH        Sole                 4,500,000
ROYAL DUTCH SHELL PLC        Common          780259107    6,682    100,000 SH        Sole                   100,000
CISCO SYSTEMS, INC           Common          17275R102   99,251  4,750,000 SH        Sole                 4,750,000
ROYAL DUTCH SHELL PLC        Common          780259206  146,610  2,250,000 SH        Sole                 2,250,000
INVESTOR AB                  Common                       2,883    100,000 SH        Sole                   100,000
RIO TINTO PLC                Common                      14,656    312,500 SH        Sole                   312,500
OAKTREE CAP GROUP LLC        Common          674001201  153,060  3,000,000 SH        Sole                 3,000,000
STAPLES, INC                 Common          855030102   83,504  6,222,400 SH        Sole                 6,222,400
THE CARLYLE GROUP            Common          14309L102   27,043    894,000 SH        Sole                   894,000
BNY - MELLON                 Common          064058100    8,397    300,000 SH        Sole                   300,000
EMC, Corp.                   Common          268648102   11,945    500,000 SH        Sole                   500,000
AMERICAN INTL GROUP INC COM  Common          26874784    29,115    750,000 SH        Sole                   750,000
SOUTHWEST AIRLINES CO        Common          844741108   22,121  1,641,093 SH        Sole                 1,641,093